Form N-1A Supplement	Feb. 27, 2026
Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2026

(for the most recent summary and statutory prospectuses)

The Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3) | TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2026

(for the most recent summary and statutory prospectuses)

American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2026

(for the most recent summary and statutory prospectuses)

The Tax-Exempt Fund of California® (Class A, C, T, F1, F2, F3) | Tax-Exempt Fund of California
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2026

(for the most recent summary and statutory prospectuses)

American Funds Tax-Exempt Fund of New York® (Class A, C, T, F1, F2, F3) | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2026

(for the most recent summary and statutory prospectuses)

Limited Term Tax-Exempt Bond Fund of America® (Class R6) | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®

Prospectus Supplement

March 1, 2026

(for the most recent R-6 shares statutory prospectus)

The Tax-Exempt Bond Fund of America® (Class R6) | TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®

Prospectus Supplement

March 1, 2026

(for the most recent R-6 shares statutory prospectus)

American High-Income Municipal Bond Fund® (Class R6) | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®

Prospectus Supplement

March 1, 2026

(for the most recent R-6 shares statutory prospectus)